UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     Dec 31, 2012

Check here if Amendment [  ]:        Amendment Number:

This Amendment (Check only one):     [  ] is a restatement.
                                     [ x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Lindsell Train Limited
Address: Cayzer House, 30 Buckingham Gate
London, SW1E 6NN, UK

Form 13F File Number:     028-13815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Lim
Title:     Chief Operating Officer

Phone:     00 44 20 7802 4703

Signature, Place, and Date of Signing:

     /s/Michael Lim       London, England       February 05, 2013
     --------------       ---------------       -----------------
     [Signature]          [City, State]         [Date]

Report Type     (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          Nil

Form 13F Information Table Entry Total:     9

Form 13F Information Table Value Total:     $358,609
                                            (thousands)

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Column 1                     Column 2    Column 3   Column 4              Column 5     Column 6   Column 7      Column 8

                                                               Shares or
                             Title of                 Value    Principal  SH/   PUT/  Investment   Other     Voting Authority
Name of Issuer                 Class       Cusip    (x$1,000)    Amount   PRN   CALL  Discretion  Managers  Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
BROWN FORMAN CORP            CL A        115637100    24,724     402,018  SH              SOLE              402,018
DR PEPPER SNAPPLE GROUP INC  COM         26138E109    73,624   1,666,449  SH              SOLE            1,666,449
EBAY INC                     COM         278642103    74,299   1,456,913  SH              SOLE            1,456,913
HERSHEY CO                   COM         427866108     6,771      93,750  SH              SOLE               93,750
INTERNATIONAL SPEEDWAY A     COM	 460335201       664      24,000  SH              SOLE               24,000
INTUIT INC                   COM         461202103    46,407     780,273  SH              SOLE              780,273
KRAFT FOODS GROUP INC        CL A        50076Q106    33,571     738,313  SH              SOLE              738,313
MONDELEZ INTERNATIONAL INC   COM	 609207105    62,232   2,444,946  SH	 	  SOLE            2,444,946
DISNEY WALT CO               COM DISNEY  254687106    27,094     544,169  SH              SOLE              544,169
WORLD WRESTLING ENTMT INC    CL A        98156Q108     9,223   1,168,997  SH              SOLE            1,168,997

                                                     358,609